Restructuring and Severance Costs - Summary of Accrual Balances by Cost Type for Restructuring Actions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Beginning balance	$ 14,809	$ 0
Assumed liabilities in connection with the Arxis Businesses Transaction		1,900
Provision	1,475	13,300
Cash payments	(15,056)	(349)
Other adjustments	878	(42)
Ending balance	$ 2,106	$ 14,809